Software, Net (Details) - Software and Software Development Costs [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Software, Net [Line Items]
Amortization expense	₨ 4	$ 0.1	₨ 28	₨ 37
Estimated amortization expense, 2024	₨ 1